UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
K&L Gates LLP
70 WEST MADISON STREET, SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2010

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

Keeley Small Cap Value Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.87%
	Accommodation - 2.64%
2,150,000	Marcus Corp. (c)	27,563,000
1,505,000	Orient-Express Hotels Ltd. (a)	15,260,700
391,352	Red Lion Hotels Corp. (a)	1,933,279
1,290,000	Vail Resorts, Inc. (a)(b)	48,762,000
1,438,500	Wyndham Worldwide Corp.	29,014,545
		122,533,524
	Administrative and Support Services - 1.78%
1,395,000	AECOM Technology Corp. (a)	38,362,500
1,350,000	Brink's Home Security Holdings, Inc. (a)	44,064,000
		82,426,500
	Apparel Manufacturing - 0.90%
2,500,000	Maidenform Brands, Inc. (a)(c)	41,725,000
	Beverage and Tobacco Product Manufacturing - 0.84%
1,375,000	Dr. Pepper Snapple Group, Inc. (a)	38,912,500
	Broadcasting (except Internet) - 0.74%
1,740,000	Gaylord Entertainment Co. (a)(b)	34,365,000
	Chemical Manufacturing - 1.91%
1,215,000	Arch Chemicals, Inc.	37,519,200
750,000	Perrigo Co.	29,880,000
1,215,000	Zep, Inc. (c)	21,043,800
		88,443,000
	Clothing and Clothing Accessories Stores - 0.80%
2,150,000	Saks, Inc. (a)(b)	14,104,000
1,855,000	Stage Stores, Inc.	22,927,800
		37,031,800
	Computer and Electronic Product Manufacturing - 0.79%
1,205,000	Brush Engineered Materials, Inc. (a)(c)	22,340,700
460,000	Teradata Corp. (a)	14,457,800
		36,798,500
	Construction of Buildings - 1.11%
1,600,000	D.R. Horton, Inc.	17,392,000
1,550,000	Pulte Homes, Inc.	15,500,000
990,000	Toll Brothers, Inc. (a)	18,621,900
		51,513,900
	Credit Intermediation and Related Activities - 5.34%
230,000	BancorpSouth, Inc.	5,395,800
740,000	BankFinancial Corp.	7,326,000
649,440	Beneficial Mutual Bancorp, Inc. (a)	6,390,490
180,000	BOK Financial Corp. (b)	8,553,600
627,000	Danvers Bancorp, Inc.	8,144,730
1,750,683	First Niagara Financial Group, Inc.	24,352,000
244,972	FirstMerit Corp.	4,933,736
263,000	Glacier Bancorp Inc.	3,608,360
1,091,500	Home Federal Bancorp, Inc. (c)	14,527,865
787,500	Iberiabank Corp. (b)	42,375,375
960,000	MB Financial, Inc.	18,931,200
2,450,000	NewAlliance Bancshares, Inc.	29,424,500
1,565,000	PHH Corp. (a)(b)	25,212,150
1,390,000	Provident Financial Services, Inc.	14,803,500
1,110,000	Wintrust Financial Corp.	34,176,900
		248,156,206
	Electrical Equipment, Appliance and Component Manufacturing - 1.84%
1,000,000	AZZ, Inc. (a)(c)	32,700,000
1,017,500	Regal Beloit Corp. (b)	52,848,950
		85,548,950
	Fabricated Metal Product Manufacturing - 4.43%
1,175,000	EnPro Industries, Inc. (a)(c)	31,031,750
1,240,000	Kaydon Corp.	44,342,400
1,345,000	Ladish, Inc. (a)(c)	20,282,600
3,555,000	Mueller Water Products, Inc.	18,486,000
1,075,000	Shaw Group, Inc. (a)	30,906,250
735,000	Universal Stainless & Alloy Products, Inc. (a)(c)	13,862,100
1,505,000	Watts Water Technologies, Inc. - Class A (c)	46,534,600
		205,445,700
	Food Manufacturing - 5.24%
1,525,000	Flowers Foods, Inc.	36,234,000
533,000	J.M. Smucker Co.	32,912,750
1,350,000	Lance, Inc.	35,505,000
622,000	Ralcorp Holdings, Inc. (a)	37,139,620
1,590,000	Tootsie Roll Industries, Inc. (b)	43,534,200
1,492,500	TreeHouse Foods, Inc. (a)	57,998,550
		243,324,120
	Food Services and Drinking Places - 1.22%
2,630,000	CKE Restaurants, Inc.	22,249,800
5,710,000	Denny's Corp. (a)(c)	12,504,900
910,000	DineEquity, Inc. (a)(b)(c)	22,103,900
		56,858,600
	Funds, Trusts, and Other Financial Vehicles - 0.75%
432,000	Greenhill & Co, Inc. (b)	34,663,680
	Health and Personal Care Stores - 1.35%
2,235,000	Pharmerica Corp. (a)(c)	35,491,800
3,580,000	Sally Beauty Holdings, Inc. (a)	27,387,000
		62,878,800
	Heavy and Civil Engineering Construction - 1.48%
1,460,000	Chicago Bridge & Iron Co. (b)	29,521,200
1,170,000	Granite Construction, Inc. (b)	39,382,200
		68,903,400
	Insurance Carriers and Related Activities - 4.44%
1,370,500	Hanover Insurance Group, Inc.	60,891,315
2,042,000	HCC Insurance Holdings, Inc.	57,114,740
1,900,000	Meadowbrook Insurance Group, Inc.	14,060,000
192,500	PartnerRe Ltd.	14,372,050
810,000	Reinsurance Group of America, Inc.	38,596,500
850,000	W.R. Berkley Corp.	20,944,000
		205,978,605
	Machinery Manufacturing - 10.47%
1,000,000	Ampco-Pittsburgh Corp. (c)	31,530,000
1,160,000	Bucyrus International Inc.	65,389,200
1,117,500	CIRCOR International, Inc. (c)	28,138,650
2,460,000	Colfax Corp. (a)(c)	29,618,400
1,100,000	Dresser-Rand Group, Inc. (a)	34,771,000
279,000	Dril-Quip, Inc. (a)	15,757,920
457,000	Flowserve Corp.	43,200,210
1,255,000	Gardner Denver, Inc. (a)	53,400,250
970,000	John Bean Technologies Corp.	16,499,700
720,000	Joy Global, Inc.	37,144,800
686,000	Lufkin Industries, Inc.	50,215,200
1,725,000	Robbins & Myers, Inc. (c)	40,572,000
1,525,000	Tennant Co. (c)	39,939,750
		486,177,080
	Management of Companies and Enterprises - 1.35%
1,175,000	Brookline Bancorp, Inc.	11,644,250
1,222,500	Foster Wheeler AG (a)	35,990,400
1,795,000	Westfield Financial, Inc. (c)	14,808,750
		62,443,400
	Merchant Wholesalers, Durable Goods - 0.95%
1,100,000	Kaman Corp.	25,399,000
675,000	Patterson Companies, Inc. (a)	18,886,500
		44,285,500
	Merchant Wholesalers, Nondurable Goods - 2.45%
1,285,000	Acuity Brands, Inc. (b)	45,797,400
2,610,000	AmerisourceBergen Corp.	68,042,700
		113,840,100
	Mining (except Oil and Gas) - 0.58%
620,000	Alpha Natural Resources, Inc. (a)(b)	26,895,600
	Miscellaneous Manufacturing - 2.27%
470,000	Carefusion Corp. (a)	11,754,700
2,465,000	Hill-Rom Holdings, Inc.	59,135,350
1,360,000	W.R. Grace & Co. (a)	34,476,000
		105,366,050
	Miscellaneous Store Retailers - 1.67%
1,490,000	Ashland, Inc.	59,033,800
700,000	Petsmart, Inc.	18,683,000
		77,716,800
	Motion Picture and Sound Recording Industries - 0.20%
1,226,842	Carmike Cinemas, Inc. (a)(c)	9,274,925
	Motor Vehicle and Parts Dealers - 0.28%
1,515,000	Midas Group, Inc. (a)(c)	12,801,750
	Nursing and Residential Care Facilities - 0.17%
430,000	Emeritus Corp. (a)(b)	8,062,500
	Oil and Gas Extraction - 8.41%
1,140,000	Carrizo Oil & Co, Inc. (a)	30,198,600
1,122,500	Comstock Resources, Inc. (a)	45,539,825
635,000	Contango Oil & Gas Company (a)	29,851,350
600,000	Continental Resources, Inc. (a)(b)	25,734,000
320,000	Encore Acquisition Co. (a)	15,366,400
2,600,000	Exco Resources, Inc.	55,198,000
685,000	Goodrich Petroleum Corp. (a)(b)	16,679,750
2,095,000	Petrohawk Energy Corp. (a)	50,259,050
940,000	Range Resources Corp.	46,859,000
995,000	Walter Energy, Inc. (b)	74,933,450
		390,619,425
	Paper Manufacturing - 1.41%
375,000	Bemis, Inc.	11,118,750
305,000	Clearwater Paper Corp. (a)	16,765,850
1,290,000	Neenah Paper, Inc. (c)	17,995,500
1,690,000	Wausau Paper Corp.	19,604,000
		65,484,100
	Personal and Laundry Services - 0.36%
617,500	Mac-Gray Corp. (a)	6,360,250
662,000	Standard Parking Corp. (a)	10,512,560
		16,872,810
	Pipeline Transportation - 0.34%
415,000	South Jersey Industries, Inc.	15,844,700
	Primary Metal Manufacturing - 3.66%
700,000	Commercial Metals Co.	10,955,000
845,000	General Cable Corp (a)(b)	24,859,900
760,000	Haynes International, Inc. (a)(c)	25,057,200
876,000	Kaiser Aluminum Corp.	36,459,120
2,000,000	Quanex Building Products Corp. (c)	33,940,000
1,110,000	Texas Industries, Inc. (b)	38,838,900
		170,110,120
	Professional, Scientific and Technical Services - 3.51%
1,260,000	Broadridge Financial Solutions, Inc.	28,425,600
755,000	GP Strategies Corp. (a)	5,685,150
1,500,000	McDermott International, Inc. (a)	36,015,000
935,000	Teledyne Technologies, Inc. (a)	35,866,600
260,000	URS Corp. (a)	11,575,200
1,420,000	Wright Express Corp. (a)	45,241,200
		162,808,750
	Rail Transportation - 2.17%
1,655,000	Genesee & Wyoming, Inc. (a)	54,019,200
1,275,000	Kansas City Southern (a)	42,444,750
208,000	Providence & Worcester Railroad Co.	2,236,000
160,000	RailAmerica, Inc. (a)	1,952,000
		100,651,950
	Real Estate - 0.58%
1,235,000	Forestar Group, Inc. (a)	27,145,300
	Rental and Leasing Services - 0.93%
518,000	Amerco (a)	25,754,960
820,000	Exterran Holdings, Inc. (a)	17,589,000
		43,343,960
	Securities, Commodity Contracts and Other Financial Investments and Related Activities - 5.67%
1,094,000	Epoch Holding Corp.	11,432,300
368,000	Gamco Investors, Inc. (c)	17,770,720
1,340,000	Invesco Ltd.	31,476,600
1,265,000	Investment Technology Group, Inc. (a)	24,920,500
750,000	Jefferies Group, Inc. (a)	17,797,500
850,000	Legg Mason, Inc.	25,636,000
1,544,000	MarketAxess Holdings Inc. (a)	21,461,600
670,000	Piper Jaffray Companies (a)	33,908,700
415,000	Pzena Investment Management, Inc. (a)	3,378,100
1,340,000	SWS Group, Inc.	16,214,000
2,732	Teton Advisors, Inc. (a)(b)	43,688
1,940,000	Waddell & Reed Financial, Inc.	59,247,600
		263,287,308
	Specialty Trade Contractors - 0.83%
459,908	Integrated Electrical Services, Inc. (a)	2,690,462
1,710,000	Quanta Services, Inc. (a)	35,636,400
		38,326,862
	Support Activities for Mining - 2.27%
1,497,500	Layne Christensen Co. (a)(c)	42,993,225
1,725,000	Natural Gas Services Group, Inc. (a)(c)	32,516,250
1,775,000	Willbros Group, Inc. (a)	29,944,250
		105,453,725
	Telecommunications - 0.81%
480,000	Valmont Industries, Inc.	37,656,000
	Transportation Equipment Manufacturing - 5.20%
2,870,000	Federal Signal Corp. (c)	17,277,400
1,965,000	Greenbrier Cos., Inc. (c)	20,396,700
1,042,500	LB Foster Co. (a)(c)	31,076,925
1,375,000	RBC Bearings, Inc. (a)(c)	33,453,750
967,500	Sun Hydraulics Corp. (b)(c)	25,396,875
945,000	Terex Corp. (a)	18,720,450
2,040,000	Titan International, Inc. (b)(c)	16,544,400
1,417,500	Trinity Industries, Inc.	24,721,200
1,315,000	Wabtec Corp.	53,704,600
		241,292,300
	Truck Transportation - 1.03%
1,690,000	AMCOL International Corp. (c)	48,029,800
	Utilities - 2.91%
480,000	American Water Works Co., Inc.	10,756,800
55,000	Black Hills Corp.	1,464,650
275,000	Cleco Corp.	7,515,750
1,010,000	ITC Holdings Corp.	52,610,900
865,000	Otter Tail Corp.	21,452,000
435,000	Portland General Electric Co.	8,878,350
525,000	Vectren Corp.	12,957,000
895,000	Westar Energy, Inc.	19,439,400
		135,074,850
	Waste Management and Remediation Services - 0.41%
1,045,000	Covanta Holding Corp. (a)	18,904,050
	Wood Product Manufacturing - 1.38%
434,000	Deltic Timber Corp.	20,042,120
1,440,000	Koppers Holdings, Inc. (c)	43,833,600
		63,875,720
	TOTAL COMMON STOCKS (Cost $4,780,361,565)	$4,637,153,220

	Real Estate Investment Trusts - 0.32%
	Mining (except Oil and Gas) - 0.32%
1,035,000	Walter Investment Management Corp. (b)	$14,831,550
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,959,100)	$14,831,550
Principal
Amount
	INVESTMENTS PURCHASED WITH CASH COLLATERAL
	FROM SECURITIES LENDING - 1.33%
$58,041,000	Credit Suisse First Boston Repurchase Agreement, (Dated 12/31/2009), 0.77%,
	due 01/04/2010, (Repurchased proceeds $58,045,896); [Collateralized by
	$58,780,000, Fannie Mae Pool #AD0422, 5.00%, 07/01/37 (Market Value $58,968,851)]	$58,041,000
Shares
2,230,790	J.P. Morgan Prime Money Market Fund, 0.00%	2,230,790
1,448,295	Goldman Sachs Financial Square Money Market Fund, 0.03%	1,448,295
	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
	SECURITIES LENDING (Cost $61,720,085)	$61,720,085

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
514	Fidelity Government Portfolio, 0.03%	$514
	TOTAL SHORT TERM INVESTMENTS (Cost $514)	$514

	Total Investments (Cost $4,851,041,264)(d) - 101.52%	$4,713,705,369
	Liabilities in Excess of Other Assets - (1.52)%	(70,706,615)
	TOTAL NET ASSETS - 100.00%	$4,642,998,754

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	All or a portion of security is out on loan. See Note 1 of the Notes to the Schedule of Investments.
(c)	Affiliated Company. See Note 2 of the Notes to the Schedule of Investments.
(d)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income
	tax purposes. See Note 4 of the Notes to the Schedule of Investments.

	The accompanying notes are an integral part of these Schedules of Investments.

Keeley Small-Mid Cap Value Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.52%
	Accommodation - 2.75%
57,000	MGM Mirage (a)	$519,840
40,000	Orient-Express Hotels Ltd. (a)	405,600
11,000	Vail Resorts, Inc. (a)	415,800
		1,341,240
	Administrative and Support Services - 1.27%
10,000	AECOM Technology Corp. (a)	275,000
10,500	Brink's Home Security Holdings, Inc. (a)	342,720
		617,720
	Beverage and Tobacco Product Manufacturing - 1.25%
21,500	Dr. Pepper Snapple Group, Inc. (a)	608,450
	Broadcasting (except Internet) - 0.93%
23,000	Gaylord Entertainment Co. (a)	454,250
	Chemical Manufacturing - 4.47%
9,000	Aptargroup, Inc.	321,660
18,000	Perrigo Co.	717,120
57,000	Solutia, Inc. (a)	723,900
24,000	Zep, Inc.	415,680
		2,178,360
	Clothing and Clothing Accessories Stores - 0.87%
65,000	Saks, Inc. (a)	426,400
	Computer and Electronic Product Manufacturing - 1.72%
13,000	Teradata Corp. (a)	408,590
12,000	Thomas & Betts Corp. (a)	429,480
		838,070
	Construction of Buildings - 2.73%
43,000	D.R. Horton, Inc.	467,410
42,000	Pulte Homes, Inc.	420,000
23,500	Toll Brothers, Inc. (a)	442,035
		1,329,445
	Credit Intermediation and Related Activities - 4.16%
32,000	Discover Financial Services	470,720
18,000	First Niagara Financial Group, Inc.	250,380
36,000	Northwest Bancshares, Inc.	407,520
29,000	PHH Corp. (a)	467,190
24,000	Territorial Bancorp, Inc. (a)	433,200
		2,029,010
	Electrical Equipment, Appliance and Component Manufacturing - 1.01%
4,500	National Presto Industries, Inc.	491,535
	Fabricated Metal Product Manufacturing - 3.90%
15,000	EnPro Industries, Inc. (a)	396,150
11,000	Harsco Corp.	354,530
80,000	Mueller Water Products, Inc.	416,000
13,000	Shaw Group, Inc. (a)	373,750
8,500	Snap-On, Inc.	359,210
		1,899,640
	Food Manufacturing - 0.09%
5,000	Pilgrim's Pride Corp. (a)	44,500
	Food Services and Drinking Places - 0.90%
18,000	DineEquity, Inc. (a)	437,220
	Health and Personal Care Stores - 0.70%
6,500	Henry Schein, Inc. (a)	341,900
	Heavy and Civil Engineering Construction - 2.76%
30,000	Chicago Bridge & Iron Co.	606,600
13,000	Granite Construction, Inc.	437,580
16,000	KBR, Inc.	304,000
		1,348,180
	Insurance Carriers and Related Activities - 4.19%
14,000	Arthur J Gallagher & Co.	315,140
150,000	Conseco, Inc. (a)	750,000
25,000	Fidelity National Financial, Inc.	336,500
11,000	HCC Insurance Holdings, Inc.	307,670
4,500	PartnerRe Ltd.	335,970
		2,045,280
	Machinery Manufacturing - 9.56%
12,000	Bucyrus International Inc.	676,440
47,000	Colfax Corp. (a)	565,880
10,500	Dril-Quip, Inc. (a)	593,040
3,500	Flowserve Corp.	330,855
6,500	FMC Corp	362,440
22,000	John Bean Technologies Corp.	374,220
8,500	Joy Global, Inc.	438,515
50,000	Manitowoc, Inc.	498,500
4,500	Martin Marietta Materials, Inc.	402,345
16,000	Tennant Co.	419,040
		4,661,275
	Management of Companies and Enterprises - 1.69%
14,000	Foster Wheeler AG (a)	412,160
40,000	Safeguard Scientifics, Inc. (a)	412,400
		824,560
	Merchant Wholesalers, Durable Goods - 1.18%
12,000	Covidien Plc	574,680
	Merchant Wholesalers, Nondurable Goods - 3.55%
9,000	Acuity Brands, Inc.	320,760
9,000	Airgas, Inc.	428,400
13,000	AmerisourceBergen Corp.	338,910
20,000	Cardinal Health, Inc.	644,800
		1,732,870
	Mining (except Oil and Gas) - 1.07%
10,500	Consol Energy, Inc.	522,900
	Miscellaneous Manufacturing - 2.92%
22,000	Carefusion Corp. (a)	550,220
34,500	W. R. Grace & Co. (a)	874,575
		1,424,795
	Miscellaneous Store Retailers - 2.52%
20,000	Ashland, Inc.	792,400
16,400	Petsmart, Inc.	437,716
		1,230,116
	Oil and Gas Extraction - 6.07%
13,000	Continental Resources, Inc. (a)	557,570
28,000	Exco Resources, Inc.	594,440
18,500	Petrohawk Energy Corp. (a)	443,815
40,000	Resolute Energy Corp. (a)	460,800
12,000	Walter Energy, Inc.	903,720
		2,960,345
	Paper Manufacturing - 3.93%
14,000	Bemis, Inc.	415,100
20,000	Clearwater Paper Corp. (a)	1,099,400
20,164	Orchids Paper Products Co. (a)	403,683
		1,918,183
	Plastics and Rubber Products Manufacturing - 1.14%
18,000	Jarden Corp.	556,380
	Primary Metal Manufacturing - 2.06%
18,000	Century Aluminum Co. (a)	291,420
8,500	Kaiser Aluminum Corp.	353,770
10,200	Texas Industries, Inc.	356,898
		1,002,088
	Professional, Scientific and Technical Services - 2.78%
19,500	Broadridge Financial Solutions, Inc.	439,920
63,000	Great American Group, Inc. (a)	233,100
13,900	Jack Henry & Associates, Inc.	321,368
15,000	McDermott International, Inc. (a)	360,150
		1,354,538
	Publishing Industries (except Internet) - 1.03%
92,000	Belo Corp.	500,480
	Rail Transportation - 2.80%
13,000	Genesee & Wyoming, Inc. (a)	424,320
15,000	Kansas City Southern (a)	499,350
36,000	RailAmerica, Inc. (a)	439,200
		1,362,870
	Real Estate - 1.35%
30,000	Forestar Group, Inc. (a)	659,400
	Rental and Leasing Services - 1.81%
22,000	Exterran Holdings, Inc. (a)	471,900
42,000	United Rentals, Inc. (a)	412,020
		883,920
	Securities, Commodity Contracts and Other Financial Investments and Related Activities - 6.72%
2,000	CME Group, Inc.	671,900
27,000	Duff & Phelps Corp. - Class A	493,020
50,000	Epoch Holding Corp.	522,500
9,000	Lazard Ltd.	341,730
13,000	Legg Mason, Inc.	392,080
58,000	Pzena Investment Management, Inc. (a)	472,120
6,500	Stifel Financial Corp. (a)	385,060
		3,278,410
	Specialty Trade Contractors - 0.77%
18,000	Quanta Services, Inc. (a)	375,120
	Support Activities for Mining - 2.14%
19,000	Halliburton Co.	571,710
28,000	Willbros Group, Inc. (a)	472,360
		1,044,070
	Transportation Equipment Manufacturing - 2.62%
14,800	LB Foster Co. (a)	441,188
21,000	Terex Corp. (a)	416,010
24,000	Trinity Industries, Inc.	418,560
		1,275,758
	Utilities - 3.90%
27,000	American Water Works Co., Inc.	605,070
7,500	ITC Holdings Corp.	390,675
12,500	Otter Tail Corp.	310,000
12,000	Wisconsin Energy Corp.	597,960
		1,903,705
	Waste Management and Remediation Services - 0.78%
21,000	Covanta Holding Corp. (a)	379,890
	Wood Product Manufacturing - 1.43%
11,500	Koppers Holdings, Inc.	350,060
14,500	Leucadia National Corp. (a)	344,955
		695,015
	TOTAL COMMON STOCKS (Cost $39,618,862)	$47,552,568

	EXCHANGE TRADED FUNDS - 0.69%
	Funds, Trusts and Other Financial Vehicles - 0.69%
15,000	SPDR KBW Regional Banking ETF	$333,750
	TOTAL EXCHANGE TRADED FUNDS (Cost $302,112)	$333,750

	Real Estate Investment Trusts - 1.76%
	Mining (except Oil and Gas) - 1.76%
60,000	Walter Investment Management Corp.	$859,800
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $518,467)	$859,800

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
301	Fidelity Government Portfolio, 0.03%	$301
	TOTAL SHORT TERM INVESTMENTS (Cost $301)	$301

	Total Investments (Cost $40,439,742)(b) - 99.97%	$48,746,419
	Other Assets in Excess of Liabilities - 0.03%	15,559
	TOTAL NET ASSETS - 100.00%	$48,761,978

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income
	tax purposes. See Note 4 of the Notes to the Schedule of Investments.

	The accompanying notes are an integral part of these Schedules of Investments.

Keeley Mid Cap Value Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.91%
	Accommodation - 1.96%
154,000	MGM Mirage (a)	$1,404,480
	Administrative and Support Services - 2.49%
44,000	Lender Processing Services, Inc.	1,789,040
	Beverage and Tobacco Product Manufacturing - 2.48%
63,000	Dr. Pepper Snapple Group, Inc. (a)	1,782,900
	Chemical Manufacturing - 2.66%
48,000	Perrigo Co.	1,912,320
	Construction of Buildings - 1.42%
94,000	D.R. Horton, Inc.	1,021,780
	Credit Intermediation and Related Activities - 4.39%
40,000	Ameriprise Financial, Inc.	1,552,800
85,000	Western Union Co.	1,602,250
		3,155,050
	Fabricated Metal Product Manufacturing - 1.48%
37,000	Shaw Group, Inc. (a)	1,063,750
	Food Manufacturing - 1.50%
18,000	Ralcorp Holdings, Inc. (a)	1,074,780
	General Merchandise Stores - 1.68%
25,000	Dollar Tree, Inc. (a)	1,207,500
	Health and Personal Care Stores - 1.54%
21,000	Henry Schein, Inc. (a)	1,104,600
	Heavy and Civil Engineering Construction - 1.38%
52,000	KBR, Inc.	988,000
	Insurance Carriers and Related Activities - 7.57%
78,000	Fidelity National Financial, Inc.	1,049,880
40,000	HCC Insurance Holdings, Inc.	1,118,800
23,000	PartnerRe Ltd.	1,717,180
63,000	W.R. Berkley Corp.	1,552,320
		5,438,180
	Machinery Manufacturing - 14.28%
30,000	FMC Corp.	1,672,800
31,500	FMC Technologies, Inc. (a)	1,821,960
50,000	Ingersoll-Rand Plc	1,787,000
34,000	ITT Corp.	1,691,160
35,000	Joy Global, Inc.	1,805,650
16,500	Martin Marietta Materials, Inc.	1,475,265
		10,253,835
	Management of Companies and Enterprises - 1.72%
42,000	Foster Wheeler AG (a)	1,236,480
	Merchant Wholesalers, Nondurable Goods - 6.06%
25,000	Airgas, Inc.	1,190,000
68,000	AmerisourceBergen Corp.	1,772,760
43,000	Cardinal Health, Inc.	1,386,320
		4,349,080
	Mining (except Oil and Gas) - 2.43%
35,000	Consol Energy, Inc.	1,743,000
	Miscellaneous Manufacturing - 1.86%
38,000	Dentsply International, Inc.	1,336,460
	Miscellaneous Store Retailers - 4.49%
43,000	Ashland, Inc.	1,703,660
57,000	Petsmart, Inc.	1,521,330
		3,224,990
	Motor Vehicle and Parts Dealers - 1.58%
28,000	Advance Auto Parts, Inc.	1,133,440
	Oil and Gas Extraction - 9.36%
52,000	Petrohawk Energy Corp. (a)	1,247,480
41,000	Questar Corp.	1,704,370
28,500	Range Resources Corp.	1,420,725
28,000	Unit Corp. (a)	1,190,000
15,400	Walter Energy, Inc.	1,159,774
		6,722,349
	Professional, Scientific and Technical Services - 1.48%
47,000	Broadridge Financial Solutions, Inc.	1,060,320
	Rail Transportation - 3.93%
27,000	Canadian Pacific Railway Ltd.	1,458,000
41,000	Kansas City Southern (a)	1,364,890
		2,822,890
	Securities, Commodity Contracts, Other Financial Investments and Related Activities - 8.39%
4,000	CME Group, Inc.	1,343,800
85,000	Invesco Ltd.	1,996,650
35,000	Lazard Ltd.	1,328,950
45,000	Legg Mason, Inc.	1,357,200
		6,026,600
	Specialty Trade Contractors - 1.93%
66,500	Quanta Services Inc. (a)	1,385,860
	Telecommunications - 2.42%
74,000	Fidelity National Information Services, Inc.	1,734,560
	Utilities - 5.27%
53,000	American Water Works Co., Inc.	1,187,730
30,000	National Fuel Gas Co.	1,500,000
22,000	Wisconsin Energy Corp.	1,096,260
		3,783,990
	Waste Management and Remediation Services - 1.71%
68,000	Covanta Holding Corp. (a)	1,230,120
	Wood Product Manufacturing - 2.45%
74,000	Leucadia National Corp. (a)	1,760,460
	TOTAL COMMON STOCKS (Cost $58,156,833)	$71,746,814

	SHORT TERM INVESTMENTS - 0.53%
	Money Market Funds - 0.53%
381,563	Fidelity Government Portfolio, 0.03%	$381,563
	TOTAL SHORT TERM INVESTMENTS (Cost $381,563)	$381,563

	Total Investments (Cost $58,538,396)(b) - 100.44%	$72,128,377
	Liabilities in Excess of Other Assets - (0.44)%	(314,532)
	TOTAL NET ASSETS - 100.00%	$71,813,845

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income
	tax purposes. See Note 4 of the Notes to the Schedule of Investments.

	The accompanying notes are an integral part of these Schedules of Investments.

Keeley All Cap Value Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.66%
	Accommodation - 3.66%
93,000	MGM Mirage (a)	$848,160
77,000	Orient-Express Hotels Ltd. (a)	780,780
64,500	Wyndham Worldwide Corp.	1,300,965
		2,929,905
	Administrative and Support Services - 2.59%
34,000	AECOM Technology Corp. (a)	935,000
35,000	Brink's Home Security Holdings, Inc. (a)	1,142,400
		2,077,400
	Beverage and Tobacco Product Manufacturing - 1.48%
42,000	Dr. Pepper Snapple Group, Inc. (a)	1,188,600
	Chemical Manufacturing - 2.31%
16,000	Perrigo Co.	637,440
70,000	Zep, Inc.	1,212,400
		1,849,840
	Clothing and Clothing Accessories Stores - 2.48%
72,000	Dillards, Inc.	1,328,400
100,000	Saks, Inc. (a)	656,000
		1,984,400
	Computer and Electronic Product Manufacturing - 2.82%
40,000	Teradata Corp. (a)	1,257,200
28,000	Tyco International Ltd.	999,040
		2,256,240
	Construction of Buildings - 2.80%
70,000	D.R. Horton, Inc.	760,900
75,000	Pulte Homes, Inc.	750,000
39,000	Toll Brothers, Inc. (a)	733,590
		2,244,490
	Credit Intermediation and Related Activities - 1.09%
21,000	JPMorgan Chase & Co.	875,070
	Electrical Equipment, Appliance and Component Manufacturing - 1.43%
22,000	Regal Beloit Corp.	1,142,680
	Fabricated Metal Product Manufacturing - 3.16%
140,000	Mueller Water Products, Inc.	728,000
28,000	Shaw Group, Inc. (a)	805,000
23,500	Snap-On, Inc.	993,110
		2,526,110
	Food Manufacturing - 1.47%
19,000	J.M. Smucker Co.	1,173,250
	Food Services and Drinking Places - 1.15%
38,000	DineEquity, Inc. (a)	923,020
	Health and Personal Care Stores - 2.39%
17,000	Henry Schein, Inc. (a)	894,200
133,000	Sally Beauty Holdings, Inc. (a)	1,017,450
		1,911,650
	Heavy and Civil Engineering Construction - 3.02%
69,000	Chicago Bridge & Iron Co.	1,395,180
54,000	KBR, Inc.	1,026,000
		2,421,180
	Insurance Carriers and Related Activities - 3.99%
15,000	Ace Ltd.	756,000
200,000	Conseco, Inc. (a)	1,000,000
9,000	PartnerRe Ltd.	671,940
31,000	W.R. Berkley Corp.	763,840
		3,191,780
	Machinery Manufacturing - 8.55%
87,000	Colfax Corp. (a)	1,047,480
19,500	Dril-Quip, Inc. (a)	1,101,360
7,000	Flowserve Corp.	661,710
19,000	FMC Corp	1,059,440
20,000	ITT Corp.	994,800
21,000	Joy Global, Inc.	1,083,390
10,000	Martin Marietta Materials, Inc.	894,100
		6,842,280
	Management of Companies and Enterprises - 1.29%
35,000	Foster Wheeler AG (a)	1,030,400
	Merchant Wholesalers, Durable Goods - 1.47%
24,500	Covidien Plc	1,173,305
	Merchant Wholesalers, Nondurable Goods - 5.24%
25,000	Acuity Brands, Inc.	891,000
23,000	Airgas, Inc.	1,094,800
44,000	AmerisourceBergen Corp.	1,147,080
33,000	Cardinal Health, Inc.	1,063,920
		4,196,800
	Mining (except Oil and Gas) - 1.36%
24,000	Peabody Energy Corp.	1,085,040
	Miscellaneous Manufacturing - 0.72%
23,000	Carefusion Corp. (a)	575,230
	Miscellaneous Store Retailers - 2.50%
29,000	Ashland, Inc.	1,148,980
32,000	Petsmart, Inc.	854,080
		2,003,060
	Oil and Gas Extraction - 9.98%
22,000	Comstock Resources, Inc. (a)	892,540
27,000	Continental Resources, Inc. (a)	1,158,030
36,000	Encana Corp.	1,166,040
74,000	Exco Resources, Inc.	1,571,020
48,000	Petrohawk Energy Corp. (a)	1,151,520
14,000	Range Resources Corp.	697,900
18,000	Walter Energy, Inc.	1,355,580
		7,992,630
	Paper Manufacturing - 1.58%
23,000	Clearwater Paper Corp. (a)	1,264,310
	Primary Metal Manufacturing - 3.42%
26,000	Haynes International, Inc. (a)	857,220
25,000	Kaiser Aluminum Corp.	1,040,500
24,000	Texas Industries, Inc.	839,760
		2,737,480
	Professional, Scientific and Technical Services - 2.93%
53,000	Broadridge Financial Solutions, Inc.	1,195,680
48,000	McDermott International, Inc. (a)	1,152,480
		2,348,160
	Rail Transportation - 2.78%
35,000	Genesee & Wyoming, Inc. (a)	1,142,400
17,000	Union Pacific Corp.	1,086,300
		2,228,700
	Real Estate - 1.77%
64,500	Forestar Group, Inc. (a)	1,417,710
	Securities, Commodity Contracts and Other Financial Investments and Related Activities - 8.01%
58,000	Duff & Phelps Corp. - Class A	1,059,080
111,000	Epoch Holding Corp.	1,159,950
45,000	Invesco Ltd.	1,057,050
31,000	Legg Mason, Inc.	934,960
100,000	Pzena Investment Management, Inc. (a)	814,000
23,500	Stifel Financial Corp. (a)	1,392,140
		6,417,180
	Specialty Trade Contractors - 0.99%
38,000	Quanta Services, Inc. (a)	791,920
	Support Activities for Mining - 2.45%
35,000	Halliburton Co.	1,053,150
54,000	Willbros Group, Inc. (a)	910,980
		1,964,130
	Transportation Equipment Manufacturing - 1.12%
30,000	LB Foster Co. (a)	894,300
	Truck Transportation - 1.35%
38,000	AMCOL International Corp.	1,079,960
	Utilities - 3.21%
26,000	Allete, Inc.	849,680
30,000	American Water Works Co., Inc.	672,300
21,000	National Fuel Gas Co.	1,050,000
		2,571,980
	Waste Management and Remediation Services - 1.02%
45,000	Covanta Holding Corp. (a)	814,050
	Wood Product Manufacturing - 1.08%
28,500	Koppers Holdings, Inc.	867,540
	TOTAL COMMON STOCKS (Cost $72,862,158)	$78,991,780

	Real Estate Investment Trusts - 1.31%
	Mining (except Oil and Gas) - 1.31%
73,000	Walter Investment Management Corp.	$1,046,090
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $604,338)	$1,046,090

	SHORT TERM INVESTMENTS - 0.00%
	Money Market Funds - 0.00%
25	Fidelity Government Portfolio, 0.03%	$25
	TOTAL SHORT TERM INVESTMENTS (Cost $25)	$25

	Total Investments (Cost $73,466,521)(b) - 99.97%	$80,037,895
	Other Assets in Excess of Liabilities - 0.03%	28,003
	TOTAL NET ASSETS - 100.00%	$80,065,898

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income
	tax purposes. See Note 4 of the Notes to the Schedule of Investments.

	The accompanying notes are an integral part of these Schedules of Investments.

Keeley Small Cap Dividend Value Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.31%
	Accommodation - 2.60%
8,800	Marcus Corp.	$112,816
10,600	Wyndham Worldwide Corp.	213,802
		326,618
	Animal Production - 1.11%
4,100	Cal Maine Foods, Inc.	139,728
	Building Material, Garden Equipment and Supplies Dealers - 1.35%
3,600	MSC Industrial Direct Co.	169,200
	Chemical Manufacturing - 7.61%
6,600	Arch Chemicals, Inc.	203,808
5,100	Balchem Corp.	170,901
3,000	Carbo Ceramics, Inc.	204,510
2,900	Perrigo Co.	115,536
5,800	RPM International, Inc.	117,914
3,600	Scotts Miracle-Gro Co.	141,516
		954,185
	Clothing and Clothing Accessories Stores - 3.84%
10,800	Dillards, Inc.	199,260
5,800	Men's Wearhouse, Inc.	122,148
13,000	Stage Stores, Inc.	160,680
		482,088
	Computer and Electronic Product Manufacturing - 4.63%
6,400	Adtran, Inc.	144,320
10,600	Communications Systems, Inc.	131,864
15,800	CTS Corp.	151,996
5,300	MTS Systems Corp.	152,322
		580,502
	Credit Intermediation and Related Activities - 11.62%
7,800	BancorpSouth, Inc.	182,988
11,100	BankFinancial Corp.	109,890
6,900	Cash America International, Inc.	241,224
6,400	FirstMerit Corp.	128,896
18,200	Glacier Bancorp, Inc.	249,704
9,800	Home Federal Bancorp, Inc.	130,438
3,000	Iberiabank Corp.	161,430
10,600	Northwest Bancshares, Inc.	119,992
7,400	Territorial Bancorp, Inc. (a)	133,570
		1,458,132
	Electrical Equipment, Appliance and Component Manufacturing - 0.99%
2,400	Regal Beloit Corp.	124,656
	Electronics and Appliance Stores - 0.96%
5,500	Aaron's, Inc.	121,000
	Fabricated Metal Product Manufacturing - 3.34%
3,200	Harsco Corp.	103,136
3,700	Snap-On, Inc.	156,362
6,700	Timken Co.	158,857
		418,355
	Food and Beverage Stores - 1.20%
4,700	Casey's General Stores, Inc.	150,024
	Food Services and Drinking Places - 0.97%
14,400	CKE Restaurants, Inc.	121,824
	General Merchandise Stores - 0.99%
6,100	Pricesmart, Inc.	124,684
	Health and Personal Care Stores - 0.89%
2,600	Owens & Minor, Inc.	111,618
	Insurance Carriers and Related Activities - 7.85%
7,900	Arthur J. Gallagher & Co.	177,829
6,500	Assured Guaranty Ltd.	141,440
3,000	Hanover Insurance Group, Inc.	133,290
19,900	Meadowbrook Insurance Group, Inc.	147,260
12,900	Protective Life Corp.	213,495
3,600	Reinsurance Group of America, Inc.	171,540
		984,854
	Leather and Allied Product Manufacturing - 0.95%
13,800	R.G. Barry Corp.	118,680
	Machinery Manufacturing - 4.08%
9,700	John Bean Technologies Corp.	164,997
2,200	Lufkin Industries, Inc.	161,040
7,100	Tennant Co.	185,949
		511,986
	Management of Companies and Enterprises - 2.18%
14,500	Brookline Bancorp, Inc.	143,695
15,800	Westfield Financial, Inc.	130,350
		274,045
	Merchant Wholesalers, Durable Goods - 1.53%
8,300	Kaman Corp.	191,647
	Merchant Wholesalers, Nondurable Goods - 1.02%
2,700	Airgas, Inc.	128,520
	Miscellaneous Manufacturing - 2.43%
6,100	Cantel Medical Corp. (a)	123,098
7,600	Hill-Rom Holdings, Inc.	182,324
		305,422
	Miscellaneous Store Retailers - 1.00%
4,700	Petsmart, Inc.	125,443
	Motion Picture and Sound Recording Industries - 0.98%
8,000	World Wrestling Entertainment, Inc.	122,640
	Nonstore Retailers - 1.28%
6,000	World Fuel Services, Corp.	160,740
	Oil and Gas Extraction - 1.49%
6,400	Berry Petroleum Co.	186,560
	Paper Manufacturing - 3.82%
4,100	Bemis, Inc.	121,565
11,500	Neenah Paper, Inc.	160,425
3,900	Rock-Tenn Co.	196,599
		478,589
	Pipeline Transportation - 1.58%
5,200	South Jersey Industries, Inc.	198,536
	Printing and Related Support Activities - 0.80%
6,800	Deluxe Corp.	100,572
	Professional, Scientific and Technical Services - 4.53%
8,700	Arbitron, Inc.	203,754
1,600	Factset Research Systems, Inc.	105,392
5,400	Jack Henry & Associates, Inc.	124,848
7,800	Total System Services, Inc.	134,706
		568,700
	Securities, Commodity Contracts, Other Financial Investments and Related Activities - 2.70%
17,700	Epoch Holding Corp.	184,965
12,700	SWS Group, Inc.	153,670
		338,635
	Support Activities for Mining - 0.96%
7,700	Acergy SA - ADR	120,197
	Telecommunications - 1.38%
2,200	Valmont Industries, Inc.	172,590
	Transportation Equipment Manufacturing - 1.33%
20,600	Titan International, Inc.	167,066
	Truck Transportation - 0.98%
4,100	Nordic American Tanker Shipping	123,000
	Utilities - 8.34%
5,800	Allete, Inc.	189,544
9,900	Aqua America, Inc.	173,349
5,600	Hawaiian Electric Industries, Inc.	117,040
3,900	ITC Holdings Corp.	203,151
3,200	OGE Energy Corp.	118,048
4,100	Vectren Corp.	101,188
6,600	Westar Energy, Inc.	143,352
		1,045,672
	TOTAL COMMON STOCKS (Cost $11,461,258)	$11,706,708

	Real Estate Investment Trusts - 5.36%
	Funds, Trusts and Other Financial Vehicles - 1.08%
6,300	Healthcare Realty Trust, Inc.	$135,198
	Mining (except Oil and Gas) - 1.46%
12,800	Walter Investment Management Corp.	183,424
	Real Estate - 2.82%
6,100	American Campus Communities, Inc.	171,410
3,600	Equity Lifestyle Properties, Inc.	181,692
		353,102
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $658,772)	$671,724

	SHORT TERM INVESTMENTS - 1.66%
	Money Market Funds - 1.66%
208,477	Fidelity Government Portfolio, 0.03%	$208,477
	TOTAL SHORT TERM INVESTMENTS (Cost $208,477)	$208,477

	Total Investments (Cost $12,328,507)(b) - 100.33%	$12,586,909
	Liabilities in Excess of Other Assets - (0.33)%	(41,169)
	TOTAL NET ASSETS - 100.00%	$12,545,740

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which may differ from cost basis for federal income
	tax purposes. See Note 4 of the Notes to the Schedule of Investments.

	The accompanying notes are an integral part of these Schedules of Investments.

Keeley Funds, Inc.
Notes to Schedule of Investments
December 31, 2009 (Unaudited)

1)	Securities Lending

Keeley Funds, Inc. (“the Funds”) may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, an amount at least equal to 100% of the market value of the loaned securities.  As of December 31, 2009, only KEELEY Small Cap Value Fund (“KSCVF”) had securities on loan and those loaned securities had a market value of $64,583,762 and KSCVF received cash collateral for the loan of $68,192,642.  The cash collateral is marked to market on a nightly basis to stay above the collateralization thresholds agreed by the Board.  However, the above figures do not reflect the value of the collateral on December 31, 2009 which was calculated overnight and made available on January 4, 2010.

On September 16, 2009, KSCVF executed a request to redeem 100% of its cash collateral invested in the Reserve Primary Fund.  As of December 31, 2009, the Reserve Primary Fund had not honored this request and was subject to a variety of private lawsuits, as well as SEC investigation and oversight.  As a result, KSCVF recorded a receivable for securities lending collateral sold on its Statement of Assets and Liabilities in anticipation of the collateral expected to be received from the Reserve Primary Fund.  As of December 31, 2009, KSCVF received $73,614,625 of the original $80,093,050 cash collateral redemption.  The remaining receivable for securities lending collateral had a market value of $5,441,877 as of December 31, 2009.

2)	Transactions with Affiliates

The following issuers are affiliated with KSCVF; that is, KSCVF held 5% or more of the outstanding voting securities during the period from October 1, 2009 through December 31, 2009.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

Issuer Name	Share Balance At October 1, 2009	Additions	Reductions	Share Balance At December 31, 2009	Dividend Income	Value At December 31, 2009
AMCOL International Corp.	1,785,000	-	(95,000)	1,690,000	309,600	48,029,800
Ampco-Pittsburgh Corp.	1,000,000	-	-	1,000,000	180,000	31,530,000
Arch Chemicals, Inc. (1)	1,275,000	-	(60,000)	1,215,000	243,000	37,519,200
AZZ, Inc.	1,010,000	-	(10,000)	1,000,000	-	32,700,000
Brush Engineered Materials, Inc.	1,205,000	-	-	1,205,000	-	22,340,700
Carmike Cinemas, Inc.	1,226,842	-	-	1,226,842	-	9,274,925
CIRCOR International, Inc.	1,120,000	-	(2,500)	1,117,500	42,000	28,138,650
Colfax Corp.	2,460,000	-	-	2,460,000	-	29,618,400
Denny's Corp.	5,710,000	-	-	5,710,000	-	12,504,900
DineEquity, Inc.	905,000	5,000	-	910,000	-	22,103,900
EnPro Industries, Inc.	1,175,000	-	-	1,175,000	-	31,031,750
Federal Signal Corp.	2,870,000	-	-	2,870,000	172,200	17,277,400
Gamco Investors, Inc.	368,000	-	-	368,000	747,040	17,770,720
Greenbrier Companies, Inc.	1,960,000	5,000	-	1,965,000	-	20,396,700
Haynes International, Inc.	760,000	-	-	760,000	152,000	25,057,200
Home Federal Bancorp, Inc.	1,091,500	-	-	1,091,500	60,033	14,527,865
Integrated Electrical Services, Inc. (1)	818,000	-	(358,092)	459,908	-	2,690,462
Koppers Holdings, Inc.	1,440,000	-	-	1,440,000	316,800	43,833,600
LB Foster Co.	1,042,500	-	-	1,042,500	-	31,076,925
Ladish, Inc.	1,345,000	-	-	1,345,000	-	20,282,600
Layne Christensen Co.	1,500,000	-	(2,500)	1,497,500	-	42,993,225
Maidenform Brands, Inc.	2,540,000	-	(40,000)	2,500,000	-	41,725,000
Marcus Corp.	2,150,000	-	-	2,150,000	182,750	27,563,000
Midas, Inc.	1,515,000	-	-	1,515,000	-	12,801,750
Natural Gas Services Group, Inc.	1,755,000	-	(30,000)	1,725,000	-	32,516,250
Neenah Paper, Inc.	1,290,000	-	-	1,290,000	129,000	17,995,500
Pharmerica Corp.	2,295,000	-	(60,000)	2,235,000	-	35,491,800
Quanex Building Products Corp.	2,000,000	-	-	2,000,000	60,000	33,940,000
RBC Bearings, Inc.	1,375,000	-	-	1,375,000	-	33,453,750
Robbins & Myers, Inc.	1,815,000	-	(90,000)	1,725,000	70,000	40,572,000
Stage Stores, Inc. (1)	1,945,000	-	(90,000)	1,855,000	95,750	22,927,800
Sun Hydraulics, Inc.	970,000	-	(2,500)	967,500	87,075	25,396,875
Tennant Co.	1,530,000	-	(5,000)	1,525,000	214,200	39,939,750
Titan International, Inc.	2,025,000	15,000	-	2,040,000	10,175	16,544,400
Universal Stainless & Alloy	735,000	-	-	735,000	-	13,862,100
Walter Investment Management Corp. (1)	1,005,000	35,000	(5,000)	1,035,000	1,032,500	14,831,550
Watts Water Technologies, Inc. - Class A	1,515,000	-	(10,000)	1,505,000	165,550	46,534,600
Westfield Financial, Inc.	1,810,000	-	(15,000)	1,795,000	359,000	14,808,750
Zep, Inc.	1,215,000	-	-	1,215,000	48,600	21,043,800
					$ 4,677,273	$ 1,032,647,597

(1) Issuer was not an affiliate as of December 31, 2009.

3)	Significant Accounting Policies

The Funds have performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of each Funds’ investments.  These inputs are summarized in the following three broad categories:

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
•
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

KEELEY Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Manufacturing	$1,872,503,140	$-	$-	$1,872,503,140
Finance and Insurance	752,085,799	-	-	752,085,799
Mining, Quarrying, Oil and Gas Extraction	537,800,300	-	-	537,800,300
Accommodation and Food Services	179,392,124	-	-	179,392,124
Transportation and Warehousing	164,526,450	-	-	164,526,450
Professional, Scientific and Technical Services	162,808,750	-	-	162,808,750
Construction	158,744,162	-	-	158,744,162
Wholesale Trade	158,125,600	-	-	158,125,600
Retail Trade	154,937,350	-	-	154,937,350
Utilities	135,074,850	-	-	135,074,850
Administrative, Support, Waste Management and Remediation Services	101,330,550	-	-	101,330,550
Information	81,295,925	-	-	81,295,925
Real Estate, Rental and Leasing	70,489,260	-	-	70,489,260
Management of Companies and Enterprises	62,443,400	-	-	62,443,400
Health Care and Social Assistance	43,554,300	-	-	43,554,300
Other Services (except Public Administration)	16,872,810	-	-	16,872,810
Total Equity	$4,651,984,770	$-	$-	$4,651,984,770

Short-Term Investments	$514	$-	$-	$514

Total Investments in Securities	$4,651,985,284	$-	$-	$4,651,985,284

KEELEY Small-Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Manufacturing	$17,549,549	$-	$-	$17,549,549
Finance and Insurance	8,098,850	-	-	8,098,850
Mining, Quarrying, Oil and Gas Extraction	5,387,115	-	-	5,387,115
Construction	3,052,745	-	-	3,052,745
Wholesale Trade	2,649,450	-	-	2,649,450
Utilities	1,903,705	-	-	1,903,705
Accommodation and Food Services	1,778,460	-	-	1,778,460
Retail Trade	1,656,516	-	-	1,656,516
Real Estate, Rental and Leasing	1,543,320	-	-	1,543,320
Transportation and Warehousing	1,362,870	-	-	1,362,870
Professional, Scientific and Technical Services	1,354,538	-	-	1,354,538
Administrative, Support, Waste Management and Remediation Services	997,610	-	-	997,610
Information	954,730	-	-	954,730
Management of Companies and Enterprises	412,160	-	-	412,160
Agriculture, Forestry, Fishing and Hunting	44,500	-	-	44,500
Total Equity	$48,746,118	$-	$-	$48,746,118

Short-Term Investments	$301	$-	$-	$301

Total Investments in Securities	$48,746,419	$-	$-	$48,746,419

KEELEY Mid Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Manufacturing	$19,184,505	$-	$-	$19,184,505
Finance and Insurance	14,619,830	-	-	14,619,830
Mining, Quarrying, Oil and Gas Extraction	8,465,349	-	-	8,465,349
Retail Trade	5,565,930	-	-	5,565,930
Wholesale Trade	5,453,680	-	-	5,453,680
Utilities	3,783,990	-	-	3,783,990
Construction	3,395,640	-	-	3,395,640
Administrative, Support, Waste Management and Remediation Services	3,019,160	-	-	3,019,160
Transportation and Warehousing	2,822,890	-	-	2,822,890
Information	1,734,560	-	-	1,734,560
Accommodation and Food Services	1,404,480	-	-	1,404,480
Management of Companies and Enterprises	1,236,480	-	-	1,236,480
Professional, Scientific, and Technical Services	1,060,320	-	-	1,060,320
Total Equity	$71,746,814	$-	$-	$71,746,814

Short-Term Investments	$381,563	$-	$-	$381,563

Total Investments in Securities	$72,128,377	$-	$-	$72,128,377

KEELEY All Cap Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Manufacturing	$23,317,860	$-	$-	$23,317,860
Mining, Quarrying, Oil and Gas Extraction	12,087,890	-	-	12,087,890
Finance and Insurance	10,484,030	-	-	10,484,030
Wholesale Trade	6,264,305	-	-	6,264,305
Construction	5,457,590	-	-	5,457,590
Retail Trade	5,004,910	-	-	5,004,910
Accommodation and Food Services	3,852,925	-	-	3,852,925
Transportation and Warehousing	3,308,660	-	-	3,308,660
Administrative, Support, Waste Management and Remediation Services	2,891,450	-	-	2,891,450
Utilities	2,571,980	-	-	2,571,980
Professional, Scientific and Technical Services	2,348,160	-	-	2,348,160
Real Estate, Rental and Leasing	1,417,710	-	-	1,417,710
Management of Companies and Enterprises	1,030,400	-	-	1,030,400
Total Equity	$80,037,870	$-	$-	$80,037,870

Short-Term Investments	$25	$-	$-	$25

Total Investments in Securities	$80,037,895	$-	$-	$80,037,895

KEELEY Small Div Value Fund
	Level 1	Level 2	Level 3	Total
Equity
Manufacturing	$3,760,013	$-	$-	$3,760,013
Finance and Insurance	2,916,819	-	-	2,916,819
Retail Trade	1,444,797	-	-	1,444,797
Utilities	1,045,672	-	-	1,045,672
Professional, Scientific and Technical Services	568,700	-	-	568,700
Mining, Quarrying, Oil and Gas Extraction	490,181	-	-	490,181
Accommodation and Food Services	448,442	-	-	448,442
Real Estate, Rental and Leasing	353,102	-	-	353,102
Transportation and Warehousing	321,536	-	-	321,536
Wholesale Trade	320,167	-	-	320,167
Information	295,230	-	-	295,230
Management of Companies and Enterprises	274,045	-	-	274,045
Agriculture, Forestry, Fishing and Hunting	139,728	-	-	139,728
Total Equity	$12,378,432	$-	$-	$12,378,432

Short-Term Investments	$208,477	$-	$-	$208,477

Total Investments in Securities	$12,586,909	$-	$-	$12,586,909

4)	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows:1

	KEELEY Small Cap Value Fund	KEELEY Mid Cap Value Fund	KEELEY All Cap Value Fund	KEELEY Small-Mid Cap Value Fund	KEELEY Small Cap Dividend Value Fund

Cost of Investments	$4,851,041,264	$58,538,396	$73,466,521	$40,439,742	$12,328,507

Gross unrealized appreciation	711,557,911	15,020,841	13,835,451	9,380,716	405,522
Gross unrealized depreciation	(848,893,806)	(1,430,860)	(7,264,077)	(1,074,039)	(147,120)
Net unrealized appreciation/(depreciation)	$(137,335,895)	$13,589,981	$6,571,374	$8,306,677	$258,402

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc

By (Signature and Title)    /s/ John L. Keeley, Jr.
                                                                    John L. Keeley, Jr., President

Date      2/24/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ John L. Keeley, Jr.
                                                                       John L. Keeley, Jr., President

Date      2/24/2010

By (Signature and Title)*    /s/ Robert Kurinsky
                                                                       Robert Kurinsky, Treasurer

Date      2/24/2010

* Print the name and title of each signing officer under his or her signature.